Term deposits - By type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Term deposits
Fixed deposits with banks	₨ 1,012,144	₨ 3,027,861
Total	₨ 1,012,144	₨ 3,027,861